Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	AVI
Entity Registrant Name	AVIV REIT, INC.
Entity Central Index Key	0001499686
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP
Entity Central Index Key	0001519120